Investment	12 Months Ended
Dec. 31, 2021
Investment

13.	Investment

The ownership interest in associated company or subsidiary is valued using the equity accounting method.

TIM’s Board of Directors, after analyzing the studies prepared and the non-binding proposals received, approved, in a meeting held on December 10, 2020, the incorporation of FiberCo Soluções de Infraestrutura Ltda. (“FiberCo”), a limited liability company, in preparation for a possible (or eventual) segregation of assets and provision of residential fiber optic infrastructure services. The Company was organized on December 16, 2020 and transformed on a limited liability corporation in May 2021.

This process was one of the intermediate steps in the transformation of TIM in a provider of broadband services, and aimed to create an open fiber optic infrastructure vehicle (“FiberCo”) with the acquisition of a strategic partner that will become a partner of FiberCo. FiberCo operates in the wholesale market and can provide last-mile fiber connectivity and transportation services to market operators, with TIM as the client (see note 1).

As mentioned in note 1, in November 2021, as a result of the spin-off of net assets of the broadband business and the creation of I-Systems (formerly FiberCo) with subsequent sale of 51% of its equity interest on behalf of IHS, TIM S.A. assessed the transaction as a loss of control and stopped consolidating it, recording the investment in an associated company, in the amount of R$ 1,612,957 at fair value for the remaining minority interest (non-controlling) of 49% (R$ 1,601,703 as of December 31, 2021).

TIM S.A. has 49% (100% as of December 31, 2020) in the share capital of I-Systems (formerly FiberCo).

On December 31, 2021, the Company does not present indications of impairment in the recorded net investment.

a)	Interest in subsidiary

As of December 31, 2020, TIM S.A. held 100% control over FiberCo (currently I-Systems).

	2021 Fiber Co (current I-Systems)	2020 Fiber Co (current I-Systems)

Number of quotas/shares held	1,000	1,000

Interest in total capital	100%	100%

Shareholders' equity at 10/31/2021	(318)	1

Net loss from January to October 2021	(318)	-

Share of loss until October 31, 2021	(318)	-

Amount of the investment on December 31	-	1

Changes in investments in subsidiaries:

FiberCo (current I-Systems) (subsidiary)

Balance of investment at December 31, 2020	1
Share of loss until October 2021	(318)
Capital increase	1,211,789
Write-off of investment	(1,211,472)
Balance of investment at November 16, 2021	-

b)	Interest in associate

On December 31, 2021, the Company does not have subsidiaries in its corporate structure. In November 2021, TIM S.A. started having I-Systems as an affiliated company and to record the income (loss) of this company under the equity method, no longer consolidating it.

2021 I-Systems

Number of shares held	1,794,287,995

Interest in total capital	49%

Shareholders' equity	1,794,288

Net loss for the year	(22,968)

Equity in earnings	(11,254)

Investment amount	1,601,703

Change of investment in associate:

I-Systems (associated company)

Balance of investment at December 31, 2020	-
Revaluation of minority interest at fair value	1,612,957
Share of loss - November 2021 and December 2021	(11,254)
Balance of investment at December 31, 2021	1,601,703